Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000262279
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Communication Services Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Communication Services Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Communication Services Select Sector SPDR® Premium Income ETF	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[1]
AssetsNet	$ 2,075,710
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,075,710 Number of Portfolio Holdings3 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.9%
Short-Term Investments	1.1%
Written Call Options	(0.2%)

Material Fund Change [Text Block]
C000262282
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Consumer Discretionary Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLYI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[2]
AssetsNet	$ 2,079,753
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,079,753 Number of Portfolio Holdings3 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	99.1%
Short-Term Investments	1.1%
Written Call Options	(0.3%)

Material Fund Change [Text Block]
C000262283
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Consumer Staples Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Consumer Staples Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Staples Select Sector SPDR® Premium Income ETF	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[3]
AssetsNet	$ 4,684,225
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$4,684,225 Number of Portfolio Holdings3 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.7%
Short-Term Investments	1.1%
Written Call Options	(0.1%)

Material Fund Change [Text Block]
C000262284
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Energy Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Energy Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Energy Select Sector SPDR® Premium Income ETF	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[4]
AssetsNet	$ 39,722,097
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$39,722,097 Number of Portfolio Holdings5 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.2%
Short-Term Investments	1.1%
Written Call Options	(0.2%)

Material Fund Change [Text Block]
C000262285
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Financial Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Financial Select Sector SPDR® Premium Income ETF	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[5]
AssetsNet	$ 6,273,337
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$6,273,337 Number of Portfolio Holdings6 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	99.3%
Short-Term Investments	0.3%
Written Call Options	(0.3%)

Material Fund Change [Text Block]
C000262286
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Health Care Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Health Care Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[6]
AssetsNet	$ 16,576,500
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$16,576,500 Number of Portfolio Holdings7 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	101.1%
Short-Term Investments	0.4%
Written Call Options	(2.2%)

Material Fund Change [Text Block]
C000262287
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Industrial Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Industrial Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Industrial Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[7]
AssetsNet	$ 8,461,933
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$8,461,933 Number of Portfolio Holdings5 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	100.4%
Short-Term Investments	0.3%
Written Call Options	(1.6%)

Material Fund Change [Text Block]
C000262288
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Materials Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLBI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Materials Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Materials Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[8]
AssetsNet	$ 7,428,371
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$7,428,371 Number of Portfolio Holdings5 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.9%
Short-Term Investments	0.4%
Written Call Options	(0.3%)

Material Fund Change [Text Block]
C000262289
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Real Estate Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Real Estate Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Real Estate Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[9]
AssetsNet	$ 2,598,094
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,598,094 Number of Portfolio Holdings3 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.9%
Short-Term Investments	0.7%
Written Call Options	(0.2%)

Material Fund Change [Text Block]
C000262280
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Technology Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLKI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Technology Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Technology Select Sector SPDR® Premium Income ETF	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[10]
AssetsNet	$ 11,076,903
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$11,076,903 Number of Portfolio Holdings5 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	98.5%
Short-Term Investments	1.1%
Written Call Options	(0.9%)

Material Fund Change [Text Block]
C000262281
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Utilities Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Utilities Select Sector SPDR® Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Utilities Select Sector SPDR® Premium Income ETF	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[11]
AssetsNet	$ 21,474,920
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$21,474,920 Number of Portfolio Holdings5 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	99.3%
Short-Term Investments	1.1%
Written Call Options	(0.7%)

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
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[5]	Annualized.
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[11]	Annualized.